Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 5 - Cash and Cash Equivalents
	As of December 31,
	2025	2024
	USD thousands
Balance in USD	8,053	7,050
Balance in other currencies	664	351
Total cash and cash equivalents	8,717	7,401